UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Ivy Asset Strategy Fund
December 31, 2006
BULLION - 8.01%	Troy Ounces	Value

Gold	252,176	$160,560,364
(Cost: $154,190,723)

COMMON STOCKS	Shares

Aircraft - 0.94%
Boeing Company (The)	212,719	18,897,956

Banks - 1.93%
Bank of China Limited, H Shares (A)(B)*	25,157,000	13,810,266
Kookmin Bank (A)	100,080	8,060,206
Standard Chartered PLC (A)	573,589	16,756,305
		38,626,777
Business Equipment and Services - 3.42%
Ctrip.com International, Ltd.	330,871	20,649,659
Euronext N.V. (A)	216,825	25,616,577
Jacobs Engineering Group Inc.*	218,864	17,846,171
Mitsui & Co., Ltd. (A)	304,000	4,547,036
		68,659,443
Chemicals -- Petroleum and Inorganic - 1.00%
Monsanto Company	379,972	19,959,929

Chemicals -- Specialty - 0.23%
Mosaic Company*	213,800	4,566,768

Coal - 1.17%
CONSOL Energy Inc.	123,800	3,977,694
Peabody Energy Corporation	481,200	19,445,292
		23,422,986
Communications Equipment - 0.53%
ZTE Corporation, H Shares (A)	2,324,000	10,696,322

Construction Materials - 0.45%
Comtech Group, Inc.*	497,601	9,046,386

Consumer Electronics - 2.39%
Nintendo Co., Ltd. (A)	143,100	37,156,338
Research In Motion Limited*	84,809	10,843,255
		47,999,593
Electronic Components - 1.05%
Samsung Electronics Co., Ltd. (A)	32,012	21,100,383

Food and Related - 0.22%
Kuala Lumpur Kepong Berhad (A)	806,500	3,086,097
Olam International Limited (A)	904,000	1,255,433
		4,341,530
Forest and Paper Products - 0.31%
Pentair, Inc.	200,100	6,283,140

Gold and Precious Metals - 4.99%
Agnico-Eagle Mines Limited	783,035	32,292,363
Barrick Gold Corporation	1,117,319	34,301,693
Goldcorp Inc.	1,178,782	33,524,560
		100,118,616
Hospital Supply and Management - 0.21%
Wilmar International Limited*	2,628,000	4,163,677

Insurance -- Life - 1.31%
China Life Insurance Company Limited, H Shares (A)	7,682,000	26,221,295

Mining - 1.03%
Arch Coal, Inc.	289,600	8,696,688
Cameco Corporation (A)	158,950	6,433,512
Southern Copper Corporation	101,800	5,486,002
		20,616,202
Motor Vehicles - 2.31%
Suzuki Motor Corporation (A)	388,500	10,968,951
Toyota Motor Corporation (A)	529,200	35,397,101
		46,366,052
Multiple Industry - 2.86%
Focus Media Holding Limited, ADR*	146,215	9,713,062
IOI Corporation Berhad (A)	422,300	2,202,472
Smiths Group plc (A)	801,240	15,554,784
streetTRACKS Gold Trust*	473,903	29,960,148
		57,430,466
Non-Residential Construction - 1.62%
Fluor Corporation	218,482	17,839,055
Kurita Water Industries Ltd. (A)	677,800	14,637,587
		32,476,642
Petroleum -- International - 2.42%
China Petroleum & Chemical Corporation, H Shares (A)	13,938,000	12,901,739
Exxon Mobil Corporation	465,982	35,708,201
		48,609,940
Petroleum -- Services - 6.67%
Baker Hughes Incorporated	464,236	34,659,860
Schlumberger Limited	535,076	33,795,400
Transocean Inc.*	441,987	35,752,328
Weatherford International Ltd.*	706,936	29,542,855
		133,750,443
Real Estate Investment Trust - 1.43%
Agile Property Holdings Limited (A)	8,116,000	7,616,934
Hongkong Land Holdings Limited (A)	1,978,000	7,872,440
Keppel Land Limited (A)	1,706,000	7,674,914
Sumitomo Realty & Development Co., Ltd. (A)	173,000	5,553,212
		28,717,500
Retail -- Specialty Stores - 0.32%
Shimachu Co., Ltd. (A)	222,500	6,450,359

Security and Commodity Brokers - 12.28%
Chicago Mercantile Exchange Holdings Inc.	185,229	94,420,483
Deutsche Borse AG (A)	423,457	78,106,589
Goldman Sachs Group, Inc. (The)	58,563	11,674,534
Singapore Exchange Limited (A)	7,624,000	28,333,692
UBS AG	558,324	33,683,687
		246,218,985
Utilities -- Electric - 2.13%
Veolia Environment (A)	553,971	42,705,968

Utilities -- Telephone - 1.27%
China Mobile Limited (A)	2,345,000	20,259,440
Singapore Telecommunications Limited (A)	2,404,000	5,141,073
		25,400,513

TOTAL COMMON STOCKS - 54.49%		$1,092,847,871

(Cost: $952,026,103)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.42%
Banco BMG S.A.,
6.0%, 3-2-07	$1,040	1,039,480
Banco BMG S.A.,
8.75%, 7-1-10 (B)	2,000	2,030,000
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	3,225	3,314,010
PT Bank Rakyat Indonesia (Persero),
7.75%, 10-30-13	1,950	1,973,788
		8,357,278
Beverages - 0.03%
Central European Distribution Corporation,
8.0%, 7-25-12 (B)(C)	EUR400	570,259

Business Equipment and Services - 0.20%
Shimao Property Holdings Limited,
8.0%, 12-1-16 (B)	$4,000	4,070,000

Construction Materials - 0.01%
Interface, Inc.,
9.5%, 2-1-14	170	178,500

Finance Companies - 0.54%
ALROSA Finance S.A.,
8.125%, 5-6-08	3,300	3,393,060
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (B)	3,750	3,738,600
Russian Standard Bank:
7.5%, 10-7-10	1,400	1,344,840
7.5%, 10-7-10 (B)	200	192,750
Toyota Motor Credit Corporation,
2.90%, 1-18-15	325	294,141
VTB Capital S.A.,
8.27625%, 7-30-07	1,750	1,775,200
		10,738,591
Food and Related - 0.28%
Cosan S.A. Industria e Comercio,
9.0%, 11-1-09	4,840	5,142,500
Cosan S.A. Industria e Comercio,
9.0%, 11-1-09 (B)	500	531,250
		5,673,750
Forest and Paper Products - 0.33%
Kimberly-Clark de Mexico, S.A. de C.V.,
8.875%, 8-1-09 (B)	1,500	1,603,146
Sino-Forest Corporation:
9.125%, 8-17-11	4,000	4,320,000
9.125%, 8-17-11 (B)	700	756,875
		6,680,021
Homebuilders, Mobile Homes - 0.05%
Desarrolladora Homex, S.A. de C.V.,
7.5%, 9-28-15	900	918,000

Hospital Supply and Management - 0.02%
US Oncology Holdings, Inc.,
10.675%, 3-15-15	375	385,313

Mining - 0.20%
Vedanta Resources plc:
6.625%, 2-22-10	3,500	3,456,250
6.625%, 2-22-10 (B)	550	543,125
		3,999,375
Motion Pictures - 0.02%
Cinemark, Inc.,
0.0%, 3-15-14 (D)	400	343,500

Motor Vehicles - 0.02%
Hyundai Motor Company,
5.3%, 12-19-08 (B)	320	317,804

Non-Residential Construction - 0.12%
Odebrecht Overseas Ltd.,
11.5%, 2-25-09 (B)	2,200	2,431,000

Railroad - 0.12%
TFM, S.A. de C.V.,
12.5%, 6-15-12	2,300	2,484,000

Steel - 0.29%
Evraz Group S.A.:
8.25%, 11-10-15	1,500	1,543,125
8.25%, 11-10-15 (B)	500	514,375
EvrazSecurities S.A.,
10.875%, 8-3-09	3,500	3,832,325
		5,889,825
Utilities -- Electric - 0.25%
Compania de Transporte de Energia Electrica en Alta Tension Transener Sociedad Anonima,
9.0%, 12-15-15	1,053	1,050,367
Compania de Transporte de Energia Electrica en Alt a Tension TRANSENER S.A.,
8.875%, 12-15-16 (B)	3,000	3,007,500
Empresa Nacional de Electricidad S.A.,
7.75%, 7-15-08	900	928,280
		4,986,147
Utilities -- Gas and Pipeline - 0.10%
Transportadora de Gas del Sur S.A.,
8.0%, 12-15-13	2,000	2,050,000

Utilities -- Telephone - 0.28%
Digicel Limited:
9.25%, 9-1-12	1,600	1,704,000
9.25%, 9-1-12 (B)	600	640,500
Open Joint Stock Company Mobile TeleSystems,
9.75%, 1-30-08	2,400	2,487,600
Open Joint Stock Company "Vimpel-Communications",
8.0%, 2-11-10	750	779,663
		5,611,763

TOTAL CORPORATE DEBT SECURITIES - 3.28%		$65,685,126

(Cost: $65,316,009)

OTHER GOVERNMENT SECURITIES

Argentina - 0.84%
Republic of Argentina (The), GDP-Linked Securities,
0.0%, 12-15-35 (E)	122,600	16,857,500

Germany - 4.57%
Bundesschatzanweisungen Federal Treasury Notes,
3.0%, 3-14-08 (C)	EUR70,200	91,712,679

United Kingdom - 0.24%
United Kingdom Treasury:
5.75%, 12-7-09 (C)	GBP1,400	2,786,130
4.75%, 6-7-10 (C)	1,000	1,936,632
		4,722,762

TOTAL OTHER GOVERNMENT SECURITIES - 5.65%		$113,292,941

(Cost: $107,497,227)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 1.34%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
4.5%, 8-15-17	$6,173	570,660
5.5%, 9-15-17	5,492	850,016
5.0%, 11-15-17	2,815	380,917
5.0%, 5-15-18	3,343	787,105
5.0%, 4-15-19	479	70,338
5.0%, 4-15-19	235	33,537
5.0%, 2-15-20	411	6,806
5.0%, 7-15-21	369	21,781
5.0%, 6-15-22	324	10,381
5.0%, 7-15-22	1,403	48,278
5.0%, 11-15-22	627	100,012
5.0%, 1-15-23	300	11,825
5.0%, 4-15-23	195	12,617
5.0%, 5-15-23	416	65,256
5.0%, 6-15-23	3,303	545,346
5.0%, 8-15-23	309	49,240
5.5%, 11-15-23	1,100	79,937
5.5%, 11-15-23	777	52,337
5.0%, 9-15-24	569	38,899
5.5%, 9-15-24	315	20,922
5.5%, 4-15-25	212	18,451
5.5%, 4-15-25	80	10,789
5.0%, 9-15-25	793	65,384
5.5%, 10-15-25	4,677	961,409
5.0%, 4-15-26	3,073	252,225
5.0%, 10-15-28	990	195,534
5.5%, 2-15-30	299	34,884
5.0%, 8-15-30	428	47,433
5.0%, 10-15-30	1,250	307,775
5.5%, 3-15-31	426	58,771
5.5%, 10-15-32	4,337	874,002
5.5%, 1-15-33	3,002	677,085
5.5%, 5-15-33	3,085	739,278
5.0%, 7-15-33	2,998	691,597
6.0%, 11-15-35	3,377	786,367
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11-25-17	512	39,334
5.0%, 5-25-22	309	43,515
5.0%, 7-25-23	6,038	1,068,733
5.0%, 8-25-23	1,933	317,070
5.0%, 11-25-23	3,076	518,515
5.5%, 9-25-25	309	21,202
5.5%, 11-25-25	669	42,670
4.5%, 4-25-30	2,748	317,021
5.0%, 9-25-30	2,627	395,953
5.0%, 3-25-31	7,082	1,131,310
5.0%, 8-15-31	4,645	784,390
5.5%, 8-25-33	8,440	1,682,164
5.5%, 12-25-33	3,809	795,817
5.5%, 4-25-34	7,872	1,775,756
5.5%, 8-25-35	3,705	1,111,656
5.5%, 11-25-36	12,242	3,324,532
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 1-20-30	920	103,993
5.0%, 6-20-31	915	119,537
5.5%, 3-20-32	3,951	667,041
7.0%, 5-20-33	8,508	1,924,328
5.0%, 7-20-33	171	33,332
5.5%, 11-20-33	931	165,077
5.5%, 7-20-35	3,302	736,242
5.5%, 7-20-35	1,558	226,082
		26,822,464
Treasury Inflation Protected Obligations - 2.51%
United States Treasury Notes:
3.875%, 1-15-09 (F)	6,250	7,902,053
2.375%, 4-15-11 (F)	42,000	42,530,859
		50,432,912

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 3.85%		$77,255,376

(Cost: $77,838,461)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.04%	Face Amount in Thousands

Chinese Yuan Renminbi, 5-9-07 (C)	CNY193,000	389,696
Chinese Yuan Renminbi, 5-9-07 (C)	238,500	345,128
Chinese Yuan Renminbi, 5-9-07 (C)	171,100	28,864
Chinese Yuan Renminbi, 5-9-07 (C)	387,500	(116,302)
Euro, 1-10-08 (C)	EUR15,800	132,610
Euro, 1-10-08 (C)	15,800	112,860
Euro, 1-10-08 (C)	1,900	15,757
Euro, 1-10-08 (C)	14,050	(25,388)
Japanese Yen, 1-10-08 (C)	JPY5,170,000	(74,862)
Japanese Yen, 1-10-08 (C)	5,170,000	(166,223)
Japanese Yen, 1-10-08 (C)	5,270,000	(683,679)
New Taiwan Dollar, 5-22-07 (C)	TWD394,000	(151,754)
Russian Ruble, 6-25-07 (C)	RUB485,600	458,842
Russian Ruble, 6-25-07 (C)	1,231,700	(175,521)
Singapore Dollar, 8-21-07 (C)	SGD19,200	235,527
South Korean Won, 4-19-07 (C)	KRW23,700,000	645,115
South Korean Won, 4-19-07 (C)	8,700,000	(77,810)
		$892,860

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Banks - 0.37%
Rabobank USA Financial Corp. (Rabobank Nederland),
5.28%, 1-3-07	$7,500	7,497,800

Beverages - 2.13%
Atlantic Industries (Coca-Cola Company (The)):
5.27%, 1-17-07	7,735	7,716,883
5.25%, 1-18-07	10,000	9,975,208
Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.),
5.26%, 1-10-07	25,000	24,967,125
		42,659,216
Computers -- Main and Mini - 1.00%
International Business Machines Corporation,
5.26%, 1-16-07	20,000	19,956,167

Electrical Equipment - 1.49%
Emerson Electric Co.,
5.23%, 1-17-07	30,000	29,930,267

Finance Companies - 3.86%
Caterpillar Financial Services Corp.:
5.25%, 1-3-07	18,284	18,278,667
5.26%, 1-8-07	10,000	9,989,772
PACCAR Financial Corp.:
5.25%, 1-3-07	2,900	2,899,154
5.25%, 1-11-07	2,754	2,749,984
5.26%, 1-12-07	8,548	8,534,262
Prudential Funding LLC,
5.24%, 1-18-07	25,000	24,938,139
Unilever Capital Corporation,
5.27%, 1-2-07	10,000	9,998,536
		77,388,514
Health Care -- Drugs - 1.24%
Abbott Laboratories,
5.23%, 1-30-07	25,000	24,894,674

Household -- General Products - 0.35%
Procter & Gamble Company (The),
5.26%, 1-12-07	7,000	6,988,749

Security and Commodity Brokers - 0.50%
UBS Finance Delaware LLC (UBS AG),
5.27%, 1-2-07	10,000	9,998,536

Total Commercial Paper - 10.94%		219,313,923

United States Government Agency and Government Obligations
Agency Obligation - 0.42%
Overseas Private Investment Corporation,
5.35%, 1-3-07	8,465	8,465,117

United States Government Obligations - 13.32%
United States Treasury Bills:
4.825%, 1-4-07	41,500	41,483,314
4.83%, 1-4-07	30,000	29,987,925
4.76%, 1-11-07	85,000	84,887,611
4.745%, 1-18-07	111,000	110,751,283
		267,110,133

TOTAL SHORT-TERM SECURITIES - 24.68%		$494,889,173

(Cost: $494,889,173)

TOTAL INVESTMENT SECURITIES - 100.00%		$2,005,423,711

(Cost: $1,851,757,696)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

The following credit default swap agreements were outstanding at December 31, 2006:

Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation

Lehman Brothers	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	$(7,000,000)	$(365,241)
Merrill Lynch International	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	(7,000,000)	(378,453)
Morgan Stanley	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	(14,000,000)	(751,621)
Lehman Brothers	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	(53,600,000)	(1,338,274)
Merrill Lynch International	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	(22,150,000)	(526,031)
Merrill Lynch International	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	(23,100,000)	(576,756)
Morgan Stanley	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	(15,250,000)	(362,166)
Morgan Stanley	Dow Jones CDX North America High Yield Series 7	3.25%	12-20-11	(30,000,000)	(749,034)
Morgan Stanley	Federative Republic of Brazil	1.89%	6-20-11	(9,000,000)	(363,471)

					$(5,411,047)

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $34,757,450 or 1.73% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (CNY - Chinese Yuan Renminbi, EUR - Euro, GBP - British Pound, JPY - Japanese Yen, KRW - South Korean Won, RUB - Russian Ruble, SGD - Singapore Dollar, TWD - New Taiwan Dollar).

(D)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(E)Security represents the right to receive contingent annual payments based on the performance of Argentina's gross domestic product. Principal shown is the notional amount of the securities held by the Fund as of December 31, 2006.

(F)The interest rate for these securities are a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

The Investments of Ivy Capital Appreciation Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 3.11%
AMR Corporation*	12,000	$362,760
AirTran Holdings, Inc.*	9,000	105,660
Southwest Airlines Co.	53,000	811,960
UTi Worldwide Inc.	22,000	656,920
		1,937,300
Aircraft - 3.03%
Boeing Company (The)	13,500	1,199,340
United Technologies Corporation	11,000	687,720
		1,887,060
Banks - 2.78%
Bank of America Corporation	20,000	1,067,800
Citigroup Inc.	12,000	668,400
		1,736,200
Beverages - 1.30%
PepsiCo, Inc.	13,000	813,150

Broadcasting - 1.63%
Comcast Corporation, Class A*	24,000	1,014,960

Chemicals -- Petroleum and Inorganic - 1.90%
Monsanto Company	22,500	1,181,925

Chemicals -- Specialty - 0.58%
Mosaic Company*	17,000	363,120

Communications Equipment - 2.92%
Cisco Systems, Inc.*	28,000	764,260
Corning Incorporated*	22,000	411,620
QUALCOMM Incorporated	17,000	642,175
		1,818,055
Computers -- Main and Mini - 1.85%
Hewlett-Packard Company	28,000	1,153,320

Computers -- Micro - 1.90%
Apple Computer, Inc.*	14,000	1,187,060

Computers -- Peripherals - 4.52%
Adobe Systems Incorporated*	25,000	1,027,125
Microsoft Corporation	60,000	1,791,300
		2,818,425
Consumer Electronics - 3.48%
Research In Motion Limited*	17,000	2,173,535

Defense - 0.95%
General Dynamics Corporation	8,000	594,800

Electronic Components - 0.97%
SanDisk Corporation*	14,000	602,140

Finance Companies - 1.02%
SLM Corporation	13,000	634,010

Health Care -- Drugs - 9.04%
Amgen Inc.*	15,000	1,025,025
Genentech, Inc.*	8,500	689,605
Gilead Sciences, Inc.*	21,000	1,362,795
Merck & Co., Inc.	11,000	479,600
Novartis AG, ADR	11,000	631,840
Sepracor Inc.*	8,000	492,360
Shire Pharmaceuticals Group plc, ADR	9,500	587,005
Teva Pharmaceutical Industries Limited, ADR	12,000	372,660
		5,640,890
Health Care -- General - 4.44%
Da Vita Inc.*	16,000	910,080
Henry Schein, Inc.*	7,000	342,650
Quest Diagnostics Incorporated	6,500	344,500
St. Jude Medical, Inc.*	14,000	511,840
Wyeth	13,000	661,960
		2,771,030
Hospital Supply and Management - 6.08%
Emageon Inc.*	20,000	307,200
HMS Holdings Corp.*	55,000	833,800
Medtronic, Inc.	11,000	588,610
Triad Hospitals, Inc.*	17,500	732,025
UnitedHealth Group Incorporated	16,000	859,680
WellPoint, Inc.*	6,000	472,140
		3,793,455
Hotels and Gaming - 0.34%
Hilton Hotels Corporation	6,000	209,400

Household -- General Products - 3.22%
Colgate-Palmolive Company	15,000	978,600
Procter & Gamble Company (The)	16,000	1,028,320
		2,006,920
Metal Fabrication - 1.13%
Precision Castparts Corp.	9,000	704,520

Mining - 0.67%
Phelps Dodge Corporation	3,500	419,020

Multiple Industry - 7.11%
3M Company	7,000	545,510
Altria Group, Inc.	10,000	858,200
Emergent BioSolutions Inc.*	16,400	183,024
General Electric Company	49,000	1,823,290
Las Vegas Sands, Inc.*	7,500	671,100
SAIC, Inc.*	20,000	355,800
		4,436,924
Petroleum -- International - 4.73%
Anadarko Petroleum Corporation	12,000	522,240
Apache Corporation	6,000	399,060
Chesapeake Energy Corporation	19,000	551,950
ConocoPhillips	11,500	827,425
Exxon Mobil Corporation	8,500	651,355
		2,952,030
Petroleum -- Services - 3.67%
Baker Hughes Incorporated	6,000	447,960
Nabors Industries Ltd.*	11,000	327,580
Patterson-UTI Energy, Inc.	10,000	232,350
Schlumberger Limited	10,000	631,600
Transocean Inc.*	8,000	647,120
		2,286,610
Railroad - 1.86%
Burlington Northern Santa Fe Corporation	7,000	516,670
Union Pacific Corporation	7,000	644,140
		1,160,810
Restaurants - 1.18%
P.F. Chang's China Bistro, Inc.*	10,000	383,650
Panera Bread Company, Class A*	6,284	351,496
		735,146
Retail -- Food Stores - 0.59%
Walgreen Co.	8,000	367,120

Retail -- Specialty Stores - 0.39%
Home Depot, Inc. (The)	6,000	240,960

Security and Commodity Brokers - 7.16%
AllianceBernstein Holding L.P.	6,000	482,400
Chicago Mercantile Exchange Holdings Inc.	3,700	1,886,075
Goldman Sachs Group, Inc. (The)	2,700	538,245
Merrill Lynch & Co., Inc.	8,000	744,800
Prudential Financial, Inc.	6,000	515,160
UBS AG	5,000	301,650
		4,468,330
Timesharing and Software - 3.12%
aQuantive, Inc.*	15,500	382,075
Google Inc., Class A*	3,400	1,564,799
		1,946,874
Trucking and Shipping - 0.90%
United Parcel Service, Inc., Class B	7,500	562,350

Utilities -- Telephone - 0.98%
AT&T Inc.	17,000	607,750

TOTAL COMMON STOCKS - 88.54%		$55,225,199

(Cost: $47,725,185)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Capital Equipment - 2.03%
Deere (John) Credit Limited (Deere (John) Capital Corporation),
5.34%, 1-10-07	$1,269	1,267,306

Finance Companies - 3.20%
Prudential Funding LLC,
5.24%, 1-18-07	2,000	1,995,051

Utilities -- Electric - 4.99%
Detroit Edison Co.:
5.42%, 1-4-07	1,500	1,499,322
5.37%, 1-5-07	1,614	1,613,037
		3,112,359

Total Commercial Paper - 10.22%		6,374,716

United States Government Agency Obligation - 1.24%
Federal Home Loan Bank,
4.83%, 1-2-07	770	769,897

TOTAL SHORT-TERM SECURITIES - 11.46%		$7,144,613

(Cost: $7,144,613)

TOTAL INVESTMENT SECURITIES - 100.00%		$62,369,812

(Cost: $54,869,798)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of Ivy Core Equity Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Aircraft - 4.86%
Boeing Company (The)	82,300	$7,311,532
Lockheed Martin Corporation	59,600	5,487,372
		12,798,904
Banks - 2.11%
Bank of America Corporation	104,200	5,563,238

Beverages - 1.80%
PepsiCo, Inc.	75,666	4,732,908

Broadcasting - 2.03%
Comcast Corporation, Class A Special*	127,900	5,359,010

Capital Equipment - 2.97%
Deere & Company	82,311	7,825,307

Chemicals -- Petroleum and Inorganic - 4.22%
E.I. du Pont de Nemours and Company	134,400	6,546,624
Monsanto Company	87,300	4,585,869
		11,132,493
Chemicals -- Specialty - 2.12%
Air Products and Chemicals, Inc.	79,359	5,577,351

Communications Equipment - 2.17%
Cisco Systems, Inc.*	209,300	5,712,844

Computers -- Main and Mini - 4.47%
Hewlett-Packard Company	154,900	6,380,331
Xerox Corporation*	319,100	5,408,745
		11,789,076
Computers -- Micro - 2.02%
Apple Computer, Inc.*	62,700	5,316,333

Computers -- Peripherals - 8.13%
Adobe Systems Incorporated*	155,400	6,384,609
Electronic Arts Inc.*	87,100	4,385,049
Microsoft Corporation	210,800	6,293,434
SAP Aktiengesellschaft, ADR	51,047	2,710,596
Symantec Corporation*	79,800	1,661,037
		21,434,725
Consumer Electronics - 1.73%
Research In Motion Limited*	35,600	4,551,638

Defense - 3.02%
General Dynamics Corporation	107,100	7,962,885

Finance Companies - 1.93%
SLM Corporation	104,300	5,086,711

Food and Related - 0.53%
ConAgra Foods, Inc.	52,200	1,409,400

Health Care -- Drugs - 5.95%
Amgen Inc.*	63,100	4,311,938
Novartis AG, Registered Shares	50,500	2,911,469
Pfizer Inc.	220,500	5,710,950
Schering-Plough Corporation	116,300	2,749,332
		15,683,689
Health Care -- General - 3.21%
Johnson & Johnson	128,000	8,450,560

Hospital Supply and Management - 1.95%
Medtronic, Inc.	95,901	5,131,663

Hotels and Gaming - 0.84%
International Game Technology	48,000	2,217,600

Household -- General Products - 4.32%
Colgate-Palmolive Company	74,168	4,838,720
Procter & Gamble Company (The)	102,000	6,555,540
		11,394,260
Insurance -- Life - 0.99%
Aflac Incorporated	56,500	2,599,000

Insurance -- Property and Casualty - 1.53%
ACE Limited	66,700	4,040,019

Motion Pictures - 0.99%
News Corporation Limited, Class B	117,300	2,611,098

Motor Vehicles - 1.03%
Ford Motor Company	359,800	2,702,098

Multiple Industry - 5.16%
Altria Group, Inc.	64,100	5,501,062
General Electric Company	217,857	8,106,459
		13,607,521
Non-Residential Construction - 1.22%
Fluor Corporation	39,500	3,225,175

Petroleum -- International - 2.84%
Exxon Mobil Corporation	97,779	7,492,805

Petroleum -- Services - 5.87%
Schlumberger Limited	60,076	3,794,400
Smith International, Inc.	120,000	4,928,400
Transocean Inc.*	18,400	1,488,376
Weatherford International Ltd.*	126,000	5,265,540
		15,476,716
Railroad - 0.99%
Union Pacific Corporation	28,300	2,604,166

Restaurants - 0.56%
YUM! Brands, Inc.	24,900	1,464,120

Retail -- General Merchandise - 2.21%
Kohl's Corporation*	36,500	2,497,695
Wal-Mart Stores, Inc.	71,900	3,320,342
		5,818,037
Retail -- Specialty Stores - 1.38%
Best Buy Co., Inc.	47,400	2,331,606
Lowe's Companies, Inc.	42,300	1,317,645
		3,649,251
Security and Commodity Brokers - 11.59%
Charles Schwab Corporation (The)	221,700	4,283,244
Chicago Mercantile Exchange Holdings Inc.	3,900	1,988,025
Goldman Sachs Group, Inc. (The)	26,600	5,302,710
J.P. Morgan Chase & Co.	188,500	9,104,550
Merrill Lynch & Co., Inc.	35,300	3,286,430
Prudential Financial, Inc.	76,800	6,594,048
		30,559,007
Utilities -- Telephone - 2.51%
UBS AG	109,000	6,624,087

TOTAL COMMON STOCKS - 99.25%		$261,603,695

(Cost: $215,198,221)

SHORT-TERM SECURITIES - 0.75%	Principal Amount in Thousands

Aluminum
Alcoa Incorporated,
5.31%, 1-2-07	$1,966	$1,965,710
(Cost: $1,965,710)

TOTAL INVESTMENT SECURITIES - 100.00%		$263,569,405

(Cost: $217,163,931)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of Ivy Energy Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Business Equipment and Services - 2.67%
Bucyrus International, Inc., Class A	1,400	$72,422
Headwaters Incorporated*	1,600	38,336
Jacobs Engineering Group Inc.*	675	55,039
		165,797
Capital Equipment - 5.27%
Cameron International Corporation*	2,925	155,171
Shaw Group Inc. (The)*	1,775	59,462
SunPower Corporation, Class A*	1,375	51,013
Suntech Power Holdings Co., Ltd., ADR*	1,800	61,218
		326,864
Chemicals -- Specialty - 0.83%
VeraSun Energy Corporation*	2,600	51,350

Coal - 3.59%
Alpha Natural Resources, Inc.*	2,800	39,844
Foundation Coal Holdings, Inc.	1,475	46,846
Massey Energy Company	1,600	37,168
Peabody Energy Corporation	2,450	99,004
		222,862
Electrical Equipment - 0.31%
Hydrogenics Corporation*	14,900	18,998

Electronic Components - 0.46%
Evergreen Solar, Inc.*	3,800	28,747

Electronic Instruments - 0.82%
Energy Conversion Devices, Inc.*	1,500	50,940

Mining - 1.83%
Arch Coal, Inc.	1,625	48,799
Cameco Corporation	1,600	64,720
		113,519
Multiple Industry - 4.18%
Canadian Solar Inc.*	5,050	52,697
First Solar, Inc.*	2,450	72,851
General Electric Company	1,800	66,978
Technip SA, ADR	975	66,895
		259,421
Non-Residential Construction - 1.78%
Fluor Corporation	1,350	110,227

Petroleum -- Canada - 0.99%
Suncor Energy Inc.	775	61,155

Petroleum -- Domestic - 4.63%
ENSCO International Incorporated	1,975	98,868
Sunoco, Inc.	1,200	74,832
Valero Energy Corporation	1,525	78,019
XTO Energy Inc.	750	35,288
		287,007
Petroleum -- International - 32.38%
Anadarko Petroleum Corporation	2,625	114,240
Apache Corporation	2,250	149,647
BP p.l.c., ADR	2,225	149,298
CNOOC Limited, ADR	350	33,121
ConocoPhillips	1,950	140,302
Devon Energy Corporation	2,025	135,837
EOG Resources, Inc.	2,000	124,900
Exxon Mobil Corporation	3,000	229,890
Hess Corporation	1,275	63,202
Marathon Oil Corporation	1,250	115,625
Newfield Exploration Company*	3,950	181,502
Noble Energy, Inc.	2,825	138,623
Occidental Petroleum Corporation	2,575	125,737
PetroChina Company Limited, ADR	300	42,234
Petroleo Brasileiro S.A. - Petrobras, ADR	325	33,472
Statoil ASA, ADR	1,950	51,324
TOTAL S.A., ADR	450	32,364
Talisman Energy Inc.	6,800	115,532
Ultra Petroleum Corp.*	650	31,038
		2,007,888
Petroleum -- Services - 28.24%
BJ Services Company	3,800	111,416
Baker Hughes Incorporated	2,850	212,781
Complete Production Services, Inc.*	5,950	126,140
FMC Technologies, Inc.*	550	33,896
Grant Prideco, Inc.*	3,200	127,264
Halliburton Company	3,350	104,017
Nabors Industries Ltd.*	5,400	160,812
National Oilwell Varco, Inc.*	2,900	177,422
Schlumberger Limited	3,325	210,007
Smith International, Inc.	3,050	125,264
TODCO, Class A*	2,600	88,842
Transocean Inc.*	1,600	129,424
Weatherford International Ltd.*	3,450	144,176
		1,751,461
Utilities -- Electric - 4.49%
Entergy Corporation	1,625	150,020
Exelon Corporation	2,075	128,422
		278,442
Utilities -- Gas and Pipeline - 5.19%
Enbridge Inc.	3,750	129,000
Kinder Morgan, Inc.	1,275	134,831
Southwestern Energy Company*	1,650	57,832
		321,663

TOTAL COMMON STOCKS - 97.66%		$6,056,341

(Cost: $6,084,214)

SHORT-TERM SECURITIES - 2.34%	Principal Amount in Thousands

United States Government Agency Obligation
Federal Home Loan Bank,
4.83%, 1-2-07	$145	$144,981
(Cost: $144,981)

TOTAL INVESTMENT SECURITIES - 100.00%		$6,201,322

(Cost: $6,229,195)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of Ivy High Income Portfolio
December 31, 2006
COMMON STOCKS	Shares	Value

Capital Equipment - 0.46%
Dresser-Rand Group Inc.*	19,000	$464,930

Health Care -- Drugs - 0.14%
Elan Corporation, plc, ADR*	9,800	144,550

Hospital Supply and Management - 0.18%
Triad Hospitals, Inc.*	4,500	188,235

Hotels and Gaming - 0.23%
Pinnacle Entertainment, Inc.*	7,000	231,980

TOTAL COMMON STOCKS - 1.01%		$1,029,695

(Cost: $951,367)

PREFERRED STOCKS

Apparel - 0.00%
Anvil Holdings, Inc., 13.0% (B)*	11,869	12

Broadcasting - 0.00%
Adelphia Communications Corporation, 13.0% (B)*	2,500	2

TOTAL PREFERRED STOCKS - 0.00%		$14

(Cost: $464,591)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 0.96%
Esterline Technologies Corporation,
7.75%, 6-15-13	$250	255,000
L-3 Communications Corporation,
5.875%, 1-15-15	750	723,750
		978,750
Apparel - 1.45%
Oxford Industries, Inc.,
8.875%, 6-1-11	225	232,312
Payless ShoeSource, Inc.,
8.25%, 8-1-13	150	156,000
Perry Ellis International, Inc.,
8.875%, 9-15-13	1,085	1,085,000
		1,473,312
Beverages - 0.26%
Constellation Brands, Inc.,
8.125%, 1-15-12	250	260,000

Broadcasting - 3.53%
CCH II, LLC and CCH II Capital Corp.,
10.25%, 9-15-10	1,070	1,119,487
Charter Communications Holdings, LLC and CCH I Holdings, LLC,
11.0%, 10-1-15	1,000	1,022,500
Gray Communications Systems, Inc.,
9.25%, 12-15-11	375	392,344
PanAmSat Corporation,
9.0%, 6-15-16 (A)	1,000	1,058,750
		3,593,081
Business Equipment and Services - 13.40%
Allied Waste North America, Inc.,
7.125%, 5-15-16	750	742,500
Avis Budget Car Rental, LLC and Avis Budget Finance, Inc.,
7.75%, 5-15-16 (A)	1,500	1,447,500
Carriage Services, Inc.,
7.875%, 1-15-15	250	244,375
Iron Mountain Incorporated,
8.625%, 4-1-13	1,000	1,032,500
Lamar Media Corp.,
7.25%, 1-1-13	1,000	1,018,750
R.H. Donnelley Corporation,
6.875%, 1-15-13	2,000	1,917,500
Rental Service Corporation and RSC Holdings III, LLC,
9.5%, 12-1-14 (A)	325	335,563
SunGard Data Systems Inc.,
10.25%, 8-15-15	1,750	1,868,125
Syniverse Technologies, Inc.,
7.75%, 8-15-13	550	548,625
UCAR Finance Inc.,
10.25%, 2-15-12	275	289,781
West Corporation:
9.5%, 10-15-14 (A)	175	175,000
11.0%, 10-15-16 (A)	4,000	4,040,000
		13,660,219
Capital Equipment - 4.17%
Mueller Group, Inc.,
10.0%, 5-1-12	650	706,875
Simmons Bedding Company,
7.875%, 1-15-14	1,000	1,012,500
Simmons Company,
0.0%, 12-15-14 (C)	3,225	2,531,625
		4,251,000
Chemicals -- Petroleum and Inorganic - 1.00%
Nalco Company,
7.75%, 11-15-11	1,000	1,022,500

Chemicals -- Specialty - 2.35%
Compass Minerals International, Inc.:
0.0%, 12-15-12 (C)	250	246,875
0.0%, 6-1-13 (C)	1,000	952,500
Mosaic Company (The),
7.625%, 12-1-16 (A)	1,150	1,191,687
		2,391,062
Coal - 0.24%
James River Coal Company,
9.375%, 6-1-12	275	247,500

Communications Equipment - 0.81%
Intelsat (Bermuda), Ltd.,
11.25%, 6-15-16 (A)	750	823,125

Computers -- Peripherals - 1.05%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (C)	1,200	1,068,000

Construction Materials - 5.81%
AMH Holdings, Inc.,
0.0%, 3-1-14 (C)	475	320,625
Associated Materials Incorporated,
9.75%, 4-15-12	505	520,150
Brand Services, Inc.,
12.0%, 10-15-12	100	110,588
Interface, Inc.:
10.375%, 2-1-10	250	276,250
9.5%, 2-1-14	1,955	2,052,750
Norcraft Holdings, L.P. and Norcraft Capital Corp.,
9.0%, 11-1-11	500	517,500
Ply Gem Industries, Inc.,
9.0%, 2-15-12	2,500	2,125,000
		5,922,863
Containers - 0.99%
BPC Holding Corporation,
9.235%, 9-15-14 (A)	1,000	1,012,500

Electronics Components - 1.71%
NXP B.V. and NXP Funding LLC,
7.875%, 10-15-14 (A)	225	232,594
Seagate Technology HDD Holdings,
6.8%, 10-1-16	1,500	1,507,500
		1,740,094
Finance Companies - 7.45%
Goodman Global Holdings, Inc.:
8.36%, 6-15-12	361	366,415
7.875%, 12-15-12	2,500	2,456,250
Hanover Equipment Trust 2001B,
8.75%, 9-1-11	150	156,375
MSW Energy Holdings LLC and MSW Energy Finance Co., Inc.,
8.5%, 9-1-10	100	104,000
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (C)	200	169,000
PIH Acquisition Co.,
10.75%, 10-1-13 (A)	675	710,437
Verso Paper Holdings LLC and Verso Paper Inc.:
9.125%, 8-1-14 (A)	250	260,625
11.375%, 8-1-16 (A)	175	183,750
Visant Holding Corp.,
8.75%, 12-1-13	2,250	2,317,500
Xerox Capital Trust I,
8.0%, 2-1-27	850	868,063
		7,592,415
Food and Related - 2.85%
Pierre Merger Corp.,
9.875%, 7-15-12	850	875,500
Pilgrim's Pride Corporation,
9.25%, 11-15-13	150	156,375
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13	1,500	1,535,625
Reddy Ice Holdings, Inc.,
0.0%, 11-1-12 (C)	370	333,000
		2,900,500
Forest and Paper Products - 2.55%
Buckeye Cellulose Corporation,
9.25%, 9-15-08	98	98,000
Buckeye Technologies Inc.,
8.0%, 10-15-10	2,500	2,500,000
		2,598,000
Homebuilders, Mobile Homes - 1.43%
Meritage Corporation,
7.0%, 5-1-14	200	197,000
Stanley-Martin Communities, LLC and Stanley-Martin Financing Corp.,
9.75%, 8-15-15	300	237,000
Technical Olympic USA, Inc.:
7.5%, 3-15-11	1,000	825,000
7.5%, 1-15-15	250	195,000
		1,454,000
Hospital Supply and Manaqement - 9.64%
HCA Inc.:
6.95%, 5-1-12	2,000	1,895,000
9.125%, 11-15-14 (A)	225	240,469
9.25%, 11-15-16 (A)	300	321,375
9.625%, 11-15-16 (A)	1,500	1,612,500
Psychiatric Solutions, Inc.:
10.625%, 6-15-13	516	567,600
7.75%, 7-15-15	525	523,688
Rural/Metro Corporation,
0.0%, 3-15-16 (C)	370	283,050
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15	300	312,000
Tenet Healthcare Corporation,
9.875%, 7-1-14	1,000	1,017,500
Triad Hospitals, Inc.,
7.0%, 11-15-13	1,600	1,610,000
US Oncology Holdings, Inc.,
10.675%, 3-15-15	1,400	1,438,500
		9,821,682
Hotels and Gaming - 5.91%
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	1,500	1,620,000
MGM MIRAGE:
8.5%, 9-15-10	500	535,000
8.375%, 2-1-11	500	518,750
7.625%, 1-15-17	1,000	1,002,500
Pinnacle Entertainment, Inc.,
8.25%, 3-15-12	1,645	1,661,450
Station Casinos, Inc.:
6.875%, 3-1-16	600	538,500
7.75%, 8-15-16	150	151,125
		6,027,325
Household -- General Products - 0.51%
Sealy Mattress Company,
8.25%, 6-15-14	500	522,500

Metal Fabrication - 0.59%
Aurora Acquisition Merger Sub, Inc.:
9.0%, 12-15-14 (A)	350	351,750
10.0%, 12-15-16 (A)	250	250,625
		602,375
Motion Pictures - 2.20%
Cinemark, Inc.,
0.0%, 3-15-14 (C)	2,000	1,717,500
Cinemark USA, Inc.,
9.0%, 2-1-13	500	530,000
		2,247,500
Motor Vehicles - 2.25%
Group 1 Automotive, Inc.,
8.25%, 8-15-13	625	640,625
Sonic Automotive, Inc.,
8.625%, 8-15-13	1,250	1,287,500
United Auto Group, Inc.,
9.625%, 3-15-12	350	367,938
		2,296,063
Multiple Industry - 7.07%
Freescale Semiconductor, Inc.:
8.875%, 12-15-14 (A)	600	597,750
9.125%, 12-15-14 (A)	1,000	993,750
10.125%, 12-15-16 (A)	1,250	1,251,562
GNC Parent Corporation,
12.14%, 12-1-11 (A)	330	330,000
Hexion U.S. Finance Corp. and Hexion Nova Scotia Finance, ULC,
9.75%, 11-15-14 (A)	1,000	1,013,750
UCI Holdco, Inc.,
12.365%, 12-15-13 (A)	1,000	973,653
Warner Chilcott Corporation,
8.75%, 2-1-15	2,000	2,050,000
		7,210,465
Petroleum -- Domestic - 2.26%
Denbury Resources Inc.:
7.5%, 4-1-13	150	152,250
7.5%, 12-15-15	300	306,000
EXCO Resources, Inc.,
7.25%, 1-15-11	350	355,250
Frontier Oil Corporation,
6.625%, 10-1-11	440	438,900
Petrohawk Energy Corporation,
9.125%, 7-15-13	1,000	1,050,000
		2,302,400
Petroleum -- International - 1.00%
Coastal Corporation (The),
9.625%, 5-15-12	665	754,775
Swift Energy Company,
9.375%, 5-1-12	250	263,750
		1,018,525
Petroleum -- Services - 1.04%
Hanover Compressor Company:
8.625%, 12-15-10	650	679,250
9.0%, 6-1-14	100	108,000
R&B Falcon Corporation,
9.5%, 12-15-08	250	268,682
		1,055,932
Publishing - 0.86%
CBD Media Holdings LLC and CBD Holdings Finance, Inc.,
9.25%, 7-15-12	200	208,250
CBD Media LLC and CBD Finance, Inc.,
8.625%, 6-1-11	300	307,500
Dex Media West LLC and Dex Media West Finance Co.,
8.5%, 8-15-10	350	363,562
		879,312
Railroad - 0.37%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	375	378,281

Real Estate Investment Trust - 0.25%
Host Marriott, L.P.,
7.125%, 11-1-13	250	255,625

Restaurants - 2.01%
NPC International, Inc.,
9.5%, 5-1-14	2,000	2,050,000

Retail -- Food Stores - 0.80%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	150	153,375
Stater Bros. Holdings Inc.:
8.86%, 6-15-10	150	151,875
8.125%, 6-15-12	500	507,500
		812,750
Retail -- Specialty Stores - 3.02%
General Nutrition Centers, Inc.,
8.5%, 12-1-10	1,000	1,027,500
Michaels Stores, Inc.,
10.0%, 11-1-14 (A)	1,000	1,040,000
Nebraska Book Company, Inc.,
8.625%, 3-15-12	1,050	1,008,000
		3,075,500
Security and Commodity Brokers - 1.55%
Elan Finance public limited company and Elan Finance Corp.,
8.875%, 12-1-13 (A)	400	400,000
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	1,122	1,178,100
		1,578,100
Steel - 0.16%
PNA Group, Inc.,
10.75%, 9-1-16 (A)	155	160,231

Trucking and Shipping - 0.38%
Quality Distribution, LLC and QD Capital Corporation,
9.0%, 11-15-10	400	390,000

Utilities -- Electric - 0.28%
Tenaska Alabama Partners, L.P.,
7.0%, 6-30-21 (A)	291	288,773

Utilities -- Gas and Pipeline - 0.21%
Sonat Inc.,
7.625%, 7-15-11	200	212,000

Utilities -- Telephone - 0.50%
Nextel Communications, Inc.,
7.375%, 8-1-15	500	512,713

TOTAL CORPORATE DEBT SECURITIES - 94.87%		$96,686,973

(Cost: $94,805,003)

SHORT-TERM SECURITIES

Capital Equipment - 0.98%
Deere (John) Credit Limited (Deere (John) Capital Corporation),
5.34%, 1-10-07	1,000	998,665

Forest and Paper Products - 0.26%
Sonoco Products Co.,
5.4%, 1-2-07	263	262,960

Household -- General Products - 1.90%
Fortune Brands Inc.,
5.37%, 1-2-07	1,939	1,938,711

Utilities -- Gas and Pipeline - 0.98%
Michigan Consolidated Gas Co.,
5.39%, 1-8-07	1,000	998,952

TOTAL SHORT-TERM SECURITIES - 4.12%		$4,199,288

(Cost: $4,199,288)

TOTAL INVESTMENT SECURITIES - 100.00%		$101,915,970

(Cost: $100,420,249)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of these securities amounted to $21,297,719 or 20.90% of total investments.

(B) Security valued in good faith by the Valuation Committee of the Board of Directors.

(C)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

The Investments of Ivy Large Cap Growth Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Beverages - 3.05%
PepsiCo, Inc.	123,700	$7,737,435

Business Equipment and Services - 1.17%
CheckFree Corporation*	73,977	2,969,807
Robert Half International Inc.	10	371
		2,970,178
Chemicals -- Petroleum and Inorganic - 4.40%
Monsanto Company	212,700	11,173,131

Communications Equipment - 7.36%
Cisco Systems, Inc.*	600,500	16,390,647
QUALCOMM Incorporated	60,700	2,292,943
		18,683,590
Computers -- Micro - 3.62%
Apple Computer, Inc.*	108,400	9,191,236

Computers -- Peripherals - 11.34%
Adobe Systems Incorporated*	217,200	8,923,662
Electronic Arts Inc.*	181,900	9,157,755
Microsoft Corporation	267,723	7,992,870
SAP Aktiengesellschaft, ADR	50,950	2,705,445
		28,779,732
Consumer Electronics - 3.92%
Research In Motion Limited*	77,800	9,947,119

Defense - 1.94%
General Dynamics Corporation	66,300	4,929,405

Electronic Components - 3.00%
Broadcom Corporation, Class A*	76,300	2,464,490
Microchip Technology Incorporated	157,600	5,151,156
		7,615,646
Finance Companies - 1.42%
SLM Corporation	73,850	3,601,665

Health Care -- Drugs - 9.88%
Alcon, Inc.	40,400	4,515,508
Allergan, Inc.	32,700	3,915,498
Genentech, Inc.*	96,600	7,837,158
Gilead Sciences, Inc.*	135,900	8,819,230
		25,087,394
Health Care -- General - 5.74%
DENTSPLY International Inc.	78,200	2,335,443
Johnson & Johnson	115,500	7,625,310
Roche Holding Ltd, ADR	51,300	4,602,893
		14,563,646
Hospital Supply and Management - 0.00%
Medtronic, Inc.	50	2,676

Hotels and Gaming - 1.86%
International Game Technology	102,400	4,730,880

Household -- General Products - 6.26%
Colgate-Palmolive Company	129,900	8,474,676
Procter & Gamble Company (The)	115,600	7,429,612
		15,904,288
Motor Vehicles - 0.52%
Harley-Davidson, Inc.	18,600	1,310,742

Multiple Industry - 6.06%
General Electric Company	137,500	5,116,375
Las Vegas Sands, Inc.*	114,900	10,281,252
		15,397,627
Petroleum -- Services - 5.30%
Schlumberger Limited	80,100	5,059,116
Smith International, Inc.	204,424	8,395,694
		13,454,810
Retail -- Food Stores - 1.25%
Walgreen Co.	68,914	3,162,463

Retail -- General Merchandise - 1.86%
Kohl's Corporation*	69,100	4,728,513

Security and Commodity Brokers - 7.33%
Chicago Mercantile Exchange Holdings Inc.	20,543	10,471,794
Goldman Sachs Group, Inc. (The)	40,800	8,133,480
		18,605,274
Timesharing and Software - 6.34%
Google Inc., Class A*	21,400	9,849,029
Paychex, Inc.	157,900	6,239,419
		16,088,448
Trucking and Shipping - 1.42%
Expeditors International of Washington, Inc.	89,400	3,618,912

Utilities -- Telephone - 3.29%
UBS AG	138,300	8,343,639

TOTAL COMMON STOCKS - 98.33%		$249,628,449

(Cost: $200,765,330)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Aluminum - 0.29%
Alcoa Incorporated,
5.31%, 1-2-07	$751	750,889

Finance Companies - 0.59%
Prudential Funding LLC,
5.24%, 1-18-07	1,500	1,496,288

Security and Commodity Brokers - 0.79%
UBS Finance Delaware LLC (UBS AG),
5.27%, 1-2-07	2,000	1,999,707

TOTAL SHORT-TERM SECURITIES - 1.67%		$4,246,884

(Cost: $4,246,884)

TOTAL INVESTMENT SECURITIES - 100.00%		$253,875,333

(Cost: $205,012,214)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of Ivy Limited-Term Bond Fund
December 31, 2006
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 3.38%
Raytheon Company,
6.75%, 8-15-07	$1,800	$1,813,257

Broadcasting - 1.83%
Cox Communications, Inc.,
4.625%, 1-15-10	1,000	978,828

Business Equipment and Services - 5.61%
International Lease Finance Corporation,
5.0%, 4-15-10	1,000	988,975
USA Waste Services, Inc.,
7.125%, 10-1-07	2,000	2,018,580
		3,007,555
Chemicals -- Specialty - 2.32%
Praxair, Inc.,
4.75%, 7-15-07	1,250	1,246,875

Communications Equipment - 1.87%
Cisco Systems, Inc.,
5.45063%, 2-20-09	1,000	1,000,956

Forest and Paper Products - 2.02%
International Paper Company,
4.25%, 1-15-09	1,105	1,081,363

Mining - 1.85%
BHP Billiton Finance (USA) Limited,
5.0%, 12-15-10	1,000	992,510

Petroleum -- International - 3.77%
Anadarko Petroleum Corporation,
5.375%, 3-1-07	2,025	2,023,795

Railroad - 5.36%
CSX Corporation,
6.25%, 10-15-08	998	1,012,003
Norfolk Southern Corporation,
7.35%, 5-15-07	1,850	1,862,820
		2,874,823
Utilities -- Electric - 6.53%
FPL Group Capital Inc,
6.125%, 5-15-07	2,000	2,003,608
Virginia Electric and Power Company,
5.375%, 2-1-07	1,500	1,499,702
		3,503,310
Utilities -- Telephone - 0.93%
SBC Communications Inc.,
5.58438%, 11-14-08	500	501,456

TOTAL CORPORATE DEBT SECURITIES - 35.47%		$19,024,728

(Cost: $19,105,328)

MUNICIPAL OBLIGATIONS -- TAXABLE - 1.24%

Missouri
Missouri Development Finance Board, Taxable Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Crackerneck Creek Project), Series 2006A:
5.3%, 3-1-09	150	149,747
5.35%, 3-1-10	515	514,222
(Cost: $665,000)		663,969

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 13.89%
Federal Home Loan Bank,
5.0%, 2-29-08	1,000	997,905
Federal Home Loan Mortgage Corporation,
3.625%, 9-15-08	2,000	1,953,806
Federal Home Loan Mortgage Corporation,
5.0%, 10-18-10	1,000	1,000,402
Federal National Mortgage Association,
4.25%, 7-15-07	1,000	994,710
Federal National Mortgage Association,
5.35%, 4-21-08	1,500	1,498,720
Federal National Mortgage Association,
5.3%, 3-20-09	1,000	999,240
		7,444,783
Mortgage-Backed Obligations - 27.06%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
5.464%, 4-1-36	936	931,568
5.699%, 7-1-36	1,465	1,474,079
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 12-15-12	357	344,383
3.5%, 12-15-16	787	751,995
5.5%, 7-15-17 (Interest Only)	487	5,181
5.5%, 10-15-23 (Interest Only)	2,640	133,291
5.0%, 6-15-24 (Interest Only)	2,000	158,831
4.0%, 11-15-32	1,032	989,033
5.5%, 5-15-34	890	892,028
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.5%, 5-1-10	636	628,039
5.5%, 1-1-17	176	176,807
5.5%, 5-1-17	181	181,087
4.5%, 4-1-18	1,113	1,076,019
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 6-25-22	1,079	1,065,976
5.5%, 11-25-36 (Interest Only)	1,774	481,739
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
8.0%, 2-1-08	1	641
7.0%, 10-1-14	31	31,487
5.5%, 2-1-17	568	569,779
5.0%, 11-1-17	664	654,721
5.5%, 1-1-18	605	606,283
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.5%, 1-15-14	44	44,993
6.0%, 5-15-14	157	159,621
5.5%, 1-15-17	258	258,815
6.0%, 1-15-17	156	158,203
5.5%, 7-15-17	444	446,096
5.0%, 12-15-17	1,094	1,082,377
4.0%, 9-15-18	1,161	1,098,381
7.0%, 10-15-28	30	31,455
7.0%, 4-15-29	24	25,133
7.0%, 7-15-29	53	54,225
		14,512,266
Treasury Obligations - 21.30%
United States Treasury Notes:
4.75%, 11-15-08	2,000	1,997,422
3.125%, 4-15-09	2,000	1,929,218
4.0%, 6-15-09	1,000	982,773
4.0%, 3-15-10	1,500	1,468,535
5.0%, 2-15-11	1,000	1,012,500
5.0%, 8-15-11	2,000	2,027,968
4.75%, 5-15-14	2,000	2,005,156
		11,423,572

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 62.25%		$33,380,621

(Cost: $33,792,584)

SHORT-TERM SECURITY - 1.04%

Finance Companies
Caterpillar Financial Services Corp.,
5.25%, 1-3-07	557	556,838
(Cost: $556,838)

TOTAL INVESTMENT SECURITIES - 100.00%		$53,626,156

(Cost: $54,119,750)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

The Investments of Ivy Mid Cap Growth Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Banks - 5.50%
Northern Trust Corporation	60,250	$3,654,765
Synovus Financial Corp.	123,950	3,821,379
		7,476,144
Beverages - 1.40%
Brown-Forman Corporation, Class B	28,800	1,907,712

Business Equipment and Services - 7.76%
Cintas Corporation	51,150	2,031,167
Euronet Worldwide, Inc.*	21,150	627,415
Lamar Advertising Company, Class A*	46,550	3,042,741
Republic Services, Inc., Class A	33,050	1,344,144
Stericycle, Inc.*	46,250	3,494,650
		10,540,117
Capital Equipment - 2.01%
IDEX Corporation	57,525	2,727,260

Chemicals -- Specialty - 1.20%
Air Products and Chemicals, Inc.	23,100	1,623,468

Computers -- Micro - 5.03%
Apple Computer, Inc.*	57,000	4,833,030
Sun Microsystems, Inc.*	367,800	1,991,637
		6,824,667
Computers -- Peripherals - 0.58%
Electronic Arts Inc.*	15,650	787,899

Consumer Electronics - 1.09%
Research In Motion Limited (A)*	11,600	1,483,118

Electrical Equipment - 1.54%
Molex Incorporated	11,100	351,037
Molex Incorporated, Class A	62,650	1,735,718
		2,086,755
Electronic Components - 7.02%
Broadcom Corporation, Class A*	89,075	2,877,122
Linear Technology Corporation	35,050	1,063,242
Microchip Technology Incorporated	69,000	2,255,265
Network Appliance, Inc.*	85,150	3,344,692
		9,540,321
Electronic Instruments - 1.39%
Lam Research Corporation*	37,200	1,883,250

Farm Machinery - 0.99%
AGCO Corporation*	43,650	1,350,531

Food and Related - 1.42%
Hershey Foods Corporation	38,700	1,927,260

Health Care -- Drugs - 5.45%
Allergan, Inc.	40,700	4,873,418
Gilead Sciences, Inc.*	38,900	2,524,415
		7,397,833
Health Care -- General - 10.36%
Biomet, Inc.	69,125	2,850,715
DENTSPLY International Inc.	51,600	1,541,034
Gen-Probe Incorporated*	24,650	1,290,181
Henry Schein, Inc.*	80,350	3,933,133
Hologic, Inc.*	28,100	1,327,444
Kyphon Inc.*	32,500	1,312,675
Zimmer Holdings, Inc.*	23,200	1,818,416
		14,073,598
Hospital Supply and Management - 7.42%
C. R. Bard, Inc.	48,900	4,057,233
Cytyc Corporation*	63,150	1,786,513
Express Scripts, Inc.*	13,950	999,238
Laboratory Corporation of America Holdings*	44,100	3,240,027
		10,083,011
Insurance -- Property and Casualty - 2.40%
AXIS Capital Holdings Limited	54,500	1,818,665
Everest Re Group, Ltd.	14,650	1,437,312
		3,255,977
Metal Fabrication - 2.38%
Fastenal Company	90,150	3,233,230

Motor Vehicles - 1.09%
Harley-Davidson, Inc.	20,900	1,472,823

Multiple Industry - 0.22%
Allot Communications Ltd.*	14,250	166,796
Teekay Offshore Partners L.P.*	5,000	131,800
		298,596
Petroleum -- Domestic - 1.19%
XTO Energy Inc.	34,416	1,619,273

Petroleum -- International - 1.25%
Noble Energy, Inc.	34,650	1,700,276

Petroleum -- Services - 1.62%
BJ Services Company	21,450	628,914
Complete Production Services, Inc.*	32,650	692,180
Smith International, Inc.	21,350	876,845
		2,197,939
Publishing - 3.06%
Getty Images, Inc.*	31,150	1,333,843
Meredith Corporation	50,150	2,825,952
		4,159,795
Restaurants - 2.19%
P.F. Chang's China Bistro, Inc.*	36,500	1,400,323
YUM! Brands, Inc.	26,750	1,572,900
		2,973,223
Retail -- Food Stores - 0.88%
Longs Drug Stores Corporation	28,150	1,192,997

Retail -- General Merchandise - 1.10%
Nordstrom, Inc.	30,250	1,492,535

Retail -- Specialty Stores - 2.23%
Chico's FAS, Inc.*	49,850	1,031,396
Coldwater Creek Inc.*	27,300	669,123
Gap, Inc. (The)	68,400	1,333,800
		3,034,319
Security and Commodity Brokers - 4.61%
Chicago Mercantile Exchange Holdings Inc.	8,300	4,230,925
TD Ameritrade Holding Corporation	125,450	2,027,272
		6,258,197
Timesharing and Software - 6.90%
aQuantive, Inc.*	14,450	356,192
eBay Inc.*	89,200	2,679,122
Global Payments Inc.	60,900	2,819,670
Paychex, Inc.	88,950	3,514,859
		9,369,843
Trucking and Shipping - 1.72%
C.H. Robinson Worldwide, Inc.	57,050	2,333,630

TOTAL COMMON STOCKS - 93.00%		$126,305,597

(Cost: $86,444,212)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Beverages - 1.12%
Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.),
5.24%, 1-3-07	$1,528	1,527,555

Finance Companies - 4.41%
PACCAR Financial Corp.,
5.25%, 1-17-07	3,000	2,993,000
Prudential Funding LLC,
5.24%, 1-18-07	3,000	2,992,577
		5,985,577
Security and Commodity Brokers - 1.47%
UBS Finance Delaware LLC (UBS AG),
5.27%, 1-2-07	2,000	1,999,707

TOTAL SHORT-TERM SECURITIES - 7.00%		$9,512,839

(Cost: $9,512,839)

TOTAL INVESTMENT SECURITIES - 100.00%		$135,818,436

(Cost: $95,957,051)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Security serves as cover for the following written option outstanding at December 31, 2006:
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Research In Motion Limited	9	January/165	$1,503	$45

The Investments of Ivy Money Market Fund
December 31, 2006
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposit - 8.44%
Banks
Barclays Bank PLC, New York Branch,
5.2%, 4-3-07	$925	$925,000
Citibank, N.A.:
5.315%, 2-2-07	500	500,000
5.315%, 2-27-07	1,500	1,500,000
5.29%, 3-7-07	1,200	1,200,000
Wells Fargo Bank, N.A.:
5.0%, 2-13-07	250	250,000
5.55%, 8-8-07	1,000	1,000,000
		5,375,000
Commercial Paper
Banks - 4.53%
Bank of America Corporation,
5.26%, 2-1-07	500	497,735
Barclays U.S. Funding Corp.:
5.25%, 2-7-07	1,000	994,604
5.25%, 2-15-07	1,400	1,390,812
		2,883,151
Finance Companies - 11.70%
Ciesco, LLC:
5.26%, 1-26-07	1,745	1,738,626
5.24%, 2-6-07	1,500	1,492,140
Kitty Hawk Funding Corp.:
5.32%, 1-16-07	939	936,918
5.24%, 1-29-07	250	248,981
Three Pillars Funding LLC:
5.28%, 1-2-07	800	799,883
5.38%, 1-2-07	1,235	1,234,815
5.37%, 1-16-07	1,000	997,762
		7,449,125
Food and Related - 5.32%
Archer Daniels Midland Company,
5.29%, 3-14-07	315	311,667
McCormick & Co. Inc.:
5.1%, 5-31-07	1,800	1,761,750
5.11%, 5-31-07	360	352,335
5.0%, 8-31-07	1,000	966,389
		3,392,141
Mining - 1.17%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
5.3%, 1-16-07	750	748,344

Multiple Industry - 3.61%
General Electric Capital Corporation:
5.0%, 2-15-07	500	500,035
5.0%, 6-15-07	1,800	1,796,422
		2,296,457
Security and Commodity Brokers - 0.78%
UBS Finance Delaware LLC (UBS AG),
5.235%, 3-8-07	500	495,201

Utilities -- Telephone - 4.73%
AT&T Inc.:
5.34%, 1-22-07	1,847	1,841,247
5.27%, 2-6-07	1,179	1,172,787
		3,014,034

Total Commercial Paper - 31.84%		20,278,453

Commercial Paper (backed by irrevocable bank of letter of credit)
Finance Companies - 9.85%
NATC California LLC (Suntrust Bank),
5.26%, 1-11-07	3,000	2,995,617
Vehicle Services of America Ltd. (Bank of America, N.A.),
5.27%, 2-14-07	3,297	3,275,764
		6,271,381
Food and Related - 5.10%
COFCO Capital Corp. (Rabobank Nederland):
5.27%, 1-9-07	1,000	998,829
5.28%, 1-11-07	1,500	1,497,800
5.28%, 1-16-07	750	748,350
		3,244,979

Total Commercial Paper (backed by irrevocable bank of letter of credit) - 14.95%		9,516,360

Notes
Banks - 5.65%
Rabobank Nederland,
5.07%, 1-18-07	500	500,000
U.S. Bancorp,
5.1%, 7-15-07	1,400	1,397,661
Wells Fargo & Company,
5.4%, 1-3-07	500	500,000
Wells Fargo & Company,
5.36%, 1-16-07	1,200	1,200,000
		3,597,661
Business Equipment and Services - 1.16%
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
5.45%, 1-3-07	740	740,000

Computers -- Main and Mini - 1.57%
International Business Machines Corporation,
5.36%, 1-8-07	1,000	1,000,000

Cosmetics and Toiletries - 0.79%
Kimberly-Clark Corporation,
5.263%, 12-19-07	500	500,000

Finance Companies - 1.38%
Lowell Family, LLC, Variable Rate Taxable Demand Bonds (LaSalle Bank National Association),
5.39%, 1-4-07	240	240,000
P&W Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
5.35%, 1-4-07	250	250,000
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects), (U.S. Bank, National Association),
5.35%, 1-4-07	390	390,000
		880,000
Health Care -- Drugs - 1.56%
Eli Lilly and Company,
5.33938%, 1-2-07	350	350,000
GlaxoSmithKline Capital plc,
2.375%, 4-16-07	650	644,397
		994,397
Health Care -- General - 1.15%
B & D Associates, LLP and Eye Associates of Boca Raton, P.A., Taxable Variable Rate Demand Bonds (B & D Associates Project), Series 2005 (Wachovia Bank, N.A.),
5.35%, 1-4-07	730	730,000

Hospital Supply and Management - 0.10%
Meriter Management Services, Inc., Taxable Variable Rate Demand Notes, Series 1996 (U.S. Bank Milwaukee, N.A.),
5.4%, 1-3-07	65	65,000

Multiple Industry - 2.37%
3M Company,
5.656%, 12-12-07 (A)	1,500	1,507,054

Non-Residential Construction - 0.47%
Healthcare Property Group, LLC, Taxable Variable Rate Bonds, Series 2005 (SunTrust Bank),
5.4%, 1-3-07	300	300,000

Real Estate Investment Trust - 1.22%
Arden Realty Limited Partnership,
7.0%, 11-15-07	765	776,207

Retail -- General Merchandise - 3.14%
Wal-Mart Stores, Inc.,
5.877%, 6-1-07	2,000	2,002,616

Trucking and Shipping - 0.81%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
5.4%, 1-4-07	515	515,000

Total Notes - 21.37%		13,607,935

TOTAL CORPORATE OBLIGATIONS - 76.60%		$48,777,748

(Cost: $48,777,748)

MUNICIPAL OBLIGATIONS - TAXABLE

California - 8.01%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds: Air Products Manufacturing Corporation, Taxable Series 1997 A,
5.31%, 1-3-07	3,100	3,100,000
Atlantic Richfield Company Project, Series 1997 (Taxable), (BP p.l.c.),
5.3%, 2-6-07	2,000	2,000,000
		5,100,000
Georgia - 3.30%
Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series B Taxable (Bayerische Landesbank, Wachovia Bank,and WestLB AG):
5.38%, 2-12-07	1,600	1,600,000
5.38%, 2-6-07	500	500,000
		2,100,000
Indiana - 0.71%
City of Hobart, Indiana, Taxable Variable Rate Demand, Economic Development Revenue Bonds (Albanese Confectionery Group, Inc. Project), Series 2006B (Harris N.A.),
5.37%, 1-4-07	455	455,000

Iowa - 0.31%
Iowa Finance Authority, Taxable Variable Rate Demand Health Facilities Revenue Bonds (St. Luke's Health Foundation of Sioux City, Iowa Project), Series 2006 (General Electric Capital Corporation),
5.35%, 1-4-07	200	200,000

New York - 1.04%
The City of New York, General Obligation Bonds (WestLB AG),
5.38%, 2-12-07	660	660,000

Washington - 3.60%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds: Springfield Meadows Apartments Project, Series 2001B (U.S. Bank, National Association),
5.35%, 1-3-07	1,010	1,010,000
Brittany Park Project, Series 1996B (U.S. Bank of Washington, National Association),
5.37%, 1-4-07	575	575,000
Olympic Place Apartments Project, Series 2003B,
5.37%, 1-4-07	500	500,000
Mill Pointe Apartments Project, Series 1999B (U. S. Bank, National Association),
5.35%, 1-3-07	210	210,000
		2,295,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 16.97%		$10,810,000

(Cost: $10,810,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Home Loan Bank:
3.75%, 1-16-07	750	749,654
5.0%, 3-2-07	800	800,000
5.4%, 9-12-07	1,300	1,300,000
Federal Home Loan Mortgage Corporation,
4.8%, 2-23-07	600	600,000
Overseas Private Investment Corporation,
5.3%, 1-3-07	644	643,500

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 6.43%		$4,093,154

(Cost: $4,093,154)

TOTAL INVESTMENT SECURITIES - 100.00%		$63,680,902

(Cost: $63,680,902)
Notes to Schedule of Investments

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the total value of this security amounted to 2.37% of total investments.

The Investments of Ivy Municipal Bond Fund
December 31, 2006
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 0.89%
City of Bullhead City, Arizona, Bullhead Parkway Improvement District, Improvement Bonds,
6.1%, 1-1-13	$220	$222,037

California - 8.22%
San Mateo County Community College District (County of San Mateo, California), 2002 General Obligation Bonds (Election of 2001), Series A (Current Interest Bonds),
5.375%, 9-1-15	500	545,845
State of California, Various Purpose General Obligation Bonds,
5.0%, 2-1-22	495	521,794
Trustees of the California State University Systemwide Revenue Bonds, Series 2002A,
5.5%, 11-1-15	250	275,160
Moreno Valley Unified School District, General Obligation Bonds, 2004 Election, Series A (Riverside County, California),
5.25%, 8-1-22	240	261,722
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1 (Fixed Rate),
6.75%, 6-1-39	200	229,352
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A,
5.5%, 8-1-29	200	224,852
		2,058,725
Colorado - 2.08%
City of Aspen, Colorado, Sales Tax Revenue Bonds, Series 1999,
5.25%, 11-1-15	500	520,445

Delaware - 0.04%
Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, 2005 Series A,
5.8%, 7-1-35	10	10,633

Florida - 3.23%
School District of Hillsborough County, Florida, Sales Tax Revenue Bonds, Series 2002,
5.375%, 10-1-13	500	537,665
City of Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003,
5.25%, 10-1-19	250	270,748
		808,413
Georgia - 0.91%
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.25%, 4-1-20	210	228,094

Illinois - 7.88%
Village of Bedford Park, Cook County, Illinois, Water Revenue Bonds, Series 2000A,
6.0%, 12-15-12	955	1,025,985
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.05%, 12-15-19	645	678,953
City of Chicago, General Obligation Bonds, Projectand Refunding, Series 2004A,
5.25%, 1-1-21	250	269,528
		1,974,466
Indiana - 9.81%
New Albany-Floyd County School Building Corporation, First Mortgage Bonds, Series 2002 (Floyd County, Indiana),
5.75%, 7-15-17	675	745,760
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series K,
5.75%, 7-1-18	500	544,190
City of Rockport, Indiana, Pollution Control Revenue Refunding Bonds (AEP Generating Company Project), Series 1995 B,
4.15%, 7-1-25	500	508,815
East Chicago Elementary School Building Corporation (Lake County, Indiana), First Mortgage Bonds, Series 1993A,
5.5%, 1-15-16	335	335,499
Dyer (Indiana) Redevelopment Authority, Economic Development Lease Rental Bonds, Series 1999,
6.5%, 1-15-24	300	323,145
		2,457,409
Kansas - 4.03%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2002 Series A-5,
5.55%, 12-1-33	500	534,115
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series A-2,
5.65%, 6-1-35	235	245,171
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2001 Series A-1 (AMT),
6.3%, 12-1-32	175	180,122
Unified Government of Wyandotte County/Kansas City, Kansas, Transportation Development District Sales Tax Revenue Bonds (NFM-Cabela's Project), Series2006,
5.0%, 12-1-27	50	49,805
		1,009,213
Louisiana - 4.05%
State of Louisiana, Gasoline and Fuels Tax Revenue Bonds, 2002 Series A,
5.25%, 6-1-13	500	532,860
State of Louisiana, Gasoline and Fuels Tax Revenue Bonds, 2005 Series A,
5.0%, 5-1-26	200	211,708
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized--Cypress Apartments Project),
5.5%, 4-20-38	250	270,627
		1,015,195
Maryland - 2.96%
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	500	535,565
City of Gaithersburg (Maryland), Economic Development Refunding Revenue Bonds (Asbury Maryland Obligated Group), Series 2006A,
5.125%, 1-1-36	200	205,414
		740,979
Massachusetts - 0.88%
Massachusetts Bay Transportation Authority, Assessment Bonds, 2004 Series A,
5.25%, 7-1-20	200	219,984

Michigan - 0.99%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.25%, 4-1-23	200	213,626
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.625%, 9-1-10	35	35,416
		249,042
Minnesota - 7.09%
City of Perham, Minnesota, General Obligation Disposal System Revenue Bonds, Series 2001,
6.0%, 5-1-22	500	528,740
Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facility Revenue Bonds, Series 2006 (Healthpartners Obligated Group Project),
5.25%, 5-15-36	500	526,725
City of Victoria, Minnesota, Private School Facility Revenue Bonds (Holy Family Catholic High School Project), Series 1999A,
5.6%, 9-1-19	400	406,172
City of Minneapolis, Minnesota, General Obligation Convention Center Bonds, Series 2002,
5.0%, 12-1-10	300	315,177
		1,776,814
Missouri - 8.76%
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
5.4%, 10-1-26	390	394,087
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
5.25%, 10-1-21	260	261,357
City of Kearney, Missouri, General Obligation Bonds, Series 2001,
5.5%, 3-1-16	350	375,032
Refunding Certificates of Participation (Public Water Supply District No. 2 of Phelps County, Missouri), Series 2006,
5.15%, 12-1-30	300	305,130
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2005 Series D (AMT),
6.0%, 3-1-36	200	215,776
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	200	211,912
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	200	206,274
Broadway-Fairview Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
6.125%, 12-1-36	175	181,701
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Branson, Missouri (Branson Landing Project), Series 2004A,
5.25%, 12-1-19	40	42,051
		2,193,320
Nebraska - 2.17%
Nebraska Higher Education Loan Program, Inc., Senior Subordinate Bonds, 1993-2, Series A-5A,
6.2%, 6-1-13	325	332,660
City of Lincoln, Nebraska, Lincoln Electric System Revenue Bonds, Series 2005,
5.0%, 9-1-29	200	212,100
		544,760
New Jersey - 2.16%
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2004 Series I,
5.25%, 9-1-24	250	275,450
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2005 Series O,
5.125%, 3-1-30	250	266,710
		542,160
New Mexico - 0.44%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2006 Series D ( AMT),
6.0%, 1-1-37	100	109,072

New York - 8.25%
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Seventh Series,
5.5%, 12-15-14	500	543,985
The City of New York, General Obligation Bonds, Fiscal 2003 Series A Current Interest Bonds,
5.5%, 8-1-10	500	529,350
New York State Thruway Authority, State Personal Income Tax Revenue Bonds (Transportation), Series 2002A,
5.25%, 3-15-10	500	523,600
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	250	267,305
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	100	107,402
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999A (The Southampton Hospital Association Civic Facility),
7.25%, 1-1-20	40	42,303
Suffolk County Industrial Development Agency, Continuing Care Retirement Community, Revenue Refunding Bonds, (Jefferson's Ferry Project - Series 2006),
5.0%, 11-1-28	50	51,206
		2,065,151
Ohio - 0.64%
Hamilton County, Ohio, Sewer System Improvement Revenue Bonds, 2005 Series B (The Metropolitan Sewer District of Greater Cincinnati),
5.0%, 12-1-30	150	160,331

Oklahoma - 1.49%
Tulsa Public Facilities Authority (Oklahoma), Assembly Center Lease Payment Revenue Bonds, Refunding Series 1985,
6.6%, 7-1-14	335	372,694

Pennsylvania - 3.47%
The School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series A of 2002, Prerefunded 2-1-12,
5.5%, 2-1-18	500	542,725
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10-1-19	320	325,530
		868,255
Puerto Rico - 1.06%
Government Development Bank for Puerto Rico, Senior Notes, 2006 Series B,
5.0%, 12-1-08	200	203,928
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds), Series 2003 C,
5.0%, 7-1-18	60	60,930
		264,858
Rhode Island - 1.85%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.4%, 10-1-09	455	463,022

Tennessee - 1.27%
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project), Series 2006C,
5.25%, 9-1-26	300	317,931

Texas - 2.95%
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A, Fixed Rate Bonds,
7.25%, 11-15-19	235	261,621
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A, Fixed Rate Bonds,
7.5%, 11-15-29	140	156,801
Pflugerville Independent School District (Travis County, Texas), Unlimited Tax School Building Bonds, Series 2001,
5.5%, 8-15-19	250	269,685
Dallas-Fort Worth International Airport Facility Improvement Corporation, American Airlines, Inc., Revenue Refunding Bonds, Series 2000C,
6.15%, 5-1-29	50	50,508
		738,615
Virginia - 2.14%
City of Chesapeake, Virginia, General Obligation Public Improvement and Refunding Bonds, Series of 2001,
5.5%, 12-1-17	500	536,560

Washington - 3.03%
Energy Northwest, Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.75%, 7-1-16	500	548,175
Energy Northwest, Columbia Generating Station Electric Revenue Refunding Bonds, Series 2004-A,
5.25%, 7-1-10	185	194,374
Energy Northwest, Columbia Generating Station Electric Revenue Refunding Bonds, Series 2004-A,
5.25%, 7-1-10	15	15,780
		758,329
Wyoming - 3.34%
Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series 1999A (Non-AMT),
6.2%, 6-1-24	500	527,215
Housing Authority of the City of Cheyenne, Housing Revenue Bonds (Foxcrest II Project), Series 2004,
5.75%, 6-1-34	300	308,019
		835,234

TOTAL MUNICIPAL BONDS - 96.08%		$24,061,741

(Cost: $23,282,652)

SHORT-TERM SECURITIES - 3.92%

Finance Companies
Caterpillar Financial Services Corp.,
5.25%, 1-3-07	983	982,713
(Cost: $982,713)

TOTAL INVESTMENT SECURITIES - 100.00%		$25,044,454

(Cost: $24,265,365)

The Investments of Ivy Science and Technology Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Business Equipment and Services - 10.62%
CheckFree Corporation*	399,800	$16,049,971
Euronet Worldwide, Inc.*	272,800	8,092,612
Global Cash Access, Inc.*	217,800	3,534,894
Headwaters Incorporated*	80,600	1,931,176
Telvent GIT, S.A.*	157,200	2,240,886
VeriFone Holdings, Inc.*	162,900	5,766,660
		37,616,199
Chemicals -- Petroleum and Inorganic - 1.01%
E.I. du Pont de Nemours and Company	73,300	3,570,443

Chemicals -- Specialty - 0.33%
VeraSun Energy Corporation*	59,300	1,171,175

Computers -- Peripherals - 10.94%
Aspen Technology, Inc.*	719,700	7,927,496
Lawson Software, Inc.*	718,300	5,304,645
Red Hat, Inc.*	143,300	3,295,900
Symbol Technologies, Inc.	1,157,560	17,293,946
Synaptics Incorporated*	165,700	4,920,461
		38,742,448
Consumer Electronics - 7.19%
Garmin Ltd.	69,100	3,847,834
Research In Motion Limited*	169,050	21,613,888
		25,461,722
Defense - 2.38%
ESCO Technologies Inc. (A)*	185,200	8,415,488

Electrical Equipment - 1.07%
Power-One, Inc.*	519,600	3,777,492

Electronic Components - 7.16%
MediaTek Incorporation (B)	334,000	3,454,289
Microchip Technology Incorporated	75,600	2,470,986
Micron Technology, Inc.*	245,600	3,428,576
Samsung Electronics Co., Ltd. (B)	15,800	10,414,409
SanDisk Corporation*	51,800	2,227,918
Volterra Semiconductor Corporation*	225,000	3,373,875
		25,370,053
Electronic Instruments - 0.60%
SiRF Technology Holdings, Inc.*	84,000	2,142,000

Food and Related - 2.97%
Archer Daniels Midland Company	328,900	10,511,644

Health Care -- Drugs - 3.94%
Affymetrix, Inc.*	201,800	4,649,472
Genzyme Corporation*	151,300	9,313,272
		13,962,744
Health Care -- General - 3.04%
Advanced Medical Optics, Inc.*	206,700	7,275,840
Volcano Corporation*	213,580	3,500,576
		10,776,416
Hospital Supply and Management - 20.38%
Cerner Corporation*	496,300	22,591,576
HMS Holdings Corp.*	70,970	1,075,905
HealthSouth Corporation*	172,040	3,896,706
Triad Hospitals, Inc.*	474,900	19,865,067
UnitedHealth Group Incorporated	64,000	3,438,720
WellCare Health Plans, Inc.*	231,700	15,964,130
WellPoint, Inc.*	68,000	5,350,920
		72,183,024
Multiple Industry - 4.10%
Himax Technologies, Inc., ADR*	655,800	3,124,887
Home Diagnostics, Inc.*	106,800	1,131,546
IPG Photonics Corporation*	85,200	2,042,670
NAVTEQ Corporation*	104,700	3,661,359
NightHawk Radiology Holdings, Inc.*	178,400	4,543,848
Technology Investment Capital Corp.	913	14,703
		14,519,013
Petroleum -- International - 4.07%
Noble Energy, Inc.	293,700	14,411,859

Timesharing and Software - 7.99%
Alliance Data Systems Corporation*	386,200	24,125,914
Google Inc., Class A*	9,100	4,188,138
		28,314,052
Utilities -- Telephone - 1.64%
ALLTEL Corporation	96,100	5,812,128

TOTAL COMMON STOCKS - 89.43%		$316,757,900

(Cost: $251,044,518)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 2.54%
Kitty Hawk Funding Corp.,
5.33%, 1-10-07	$5,000	4,993,337
PACCAR Financial Corp.,
5.3%, 1-3-07	4,000	3,998,822
		8,992,159
Household -- General Products - 1.55%
Fortune Brands Inc.,
5.37%, 1-2-07	5,505	5,504,179

Insurance -- Life - 2.81%
American General Finance Corporation,
5.265%, 1-23-07	10,000	9,967,825

Utilities -- Electric - 1.41%
PacifiCorp,
5.35%, 1-23-07	5,000	4,983,653

Utilities -- Gas and Pipeline- 0.85%
Michigan Consolidated Gas Co.,
5.36%, 1-3-07	3,000	2,999,107

Utilities -- Telephone - 1.41%
BellSouth Corporation,
5.29%, 1-4-07	5,000	4,997,796

TOTAL SHORT-TERM SECURITIES - 10.57%		$37,444,719

(Cost: $37,444,719)

TOTAL INVESTMENT SECURITIES - 100.00%		$354,202,619

(Cost: $288,489,237)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.
(A)Security serves as cover for the following written option outstanding at December 31, 2006:
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

ESCO Technologies Inc.	456	January/50	$78,149	$6,840

(B)Listed on an exchange outside the United States.

The Investments of Ivy Small Cap Growth Fund
December 31, 2006
COMMON STOCKS AND WARRANTS	Shares	Value

Air Transportation - 2.35%
UTi Worldwide Inc.	434,400	$12,971,184

Apparel - 0.84%
Volcom, Inc.*	157,900	4,661,998

Business Equipment and Services - 7.83%
CheckFree Corporation*	346,244	13,899,965
Resources Connection, Inc.*	387,802	12,351,494
Tetra Tech, Inc.*	545,700	9,868,985
VeriFone Holdings, Inc.*	200,000	7,080,000
		43,200,444
Capital Equipment - 1.53%
Suntech Power Holdings Co., Ltd., ADR*	248,200	8,441,282

Chemicals -- Specialty - 0.81%
Brady Corporation, Class A	119,800	4,466,144

Communications Equipment - 1.71%
General Cable Corporation*	216,500	9,463,215

Computers -- Main and Mini - 1.28%
Rackable Systems, Inc.*	228,000	7,056,600

Computers -- Micro - 1.11%
Sonic Solutions*	374,600	6,100,361

Computers -- Peripherals - 8.49%
Allscripts Healthcare Solutions, Inc.*	408,300	11,007,768
Avid Technology, Inc.*	74,100	2,758,743
MICROS Systems, Inc.*	186,700	9,838,156
Red Hat, Inc.*	335,400	7,714,200
Transaction Systems Architects, Inc.*	253,500	8,248,890
Vital Images, Inc.*	208,300	7,253,006
		46,820,763
Defense - 5.20%
Armor Holdings, Inc.*	148,600	8,150,710
DRS Technologies, Inc.	212,300	11,183,964
ESCO Technologies Inc.*	205,900	9,356,096
		28,690,770
Electrical Equipment - 1.37%
Microsemi Corporation*	386,200	7,577,244

Electronic Instruments - 5.09%
APW Ltd., Warrants (A)(B)*	19	0	**
Energy Conversion Devices, Inc.*	197,000	6,690,120
FLIR Systems, Inc.*	399,200	12,718,512
Trimble Navigation Limited*	170,600	8,656,244
		28,064,876
Farm Machinery - 2.03%
AGCO Corporation*	362,100	11,203,374

Finance Companies - 3.60%
Financial Federal Corporation	336,975	9,910,435
Portfolio Recovery Associates, Inc.*	213,500	9,964,045
		19,874,480
Food and Related - 1.44%
United Natural Foods, Inc.*	221,800	7,963,729

Health Care -- Drugs - 1.65%
Martek Biosciences Corporation*	389,722	9,092,214

Health Care -- General - 5.82%
American Medical Systems Holdings, Inc.*	510,900	9,456,759
Hologic, Inc.*	182,600	8,626,024
IntraLase Corp.*	298,700	6,677,438
Kyphon Inc.*	181,700	7,338,863
		32,099,084
Hospital Supply and Management - 9.81%
Cerner Corporation*	308,100	14,024,712
Cytyc Corporation*	292,300	8,269,167
Emageon Inc.*	553,700	8,504,832
Healthways, Inc.*	267,800	12,775,399
PSS World Medical, Inc.*	540,200	10,560,910
		54,135,020
Hotels and Gaming - 4.29%
Scientific Games Corporation, Class A*	484,100	14,627,082
Shuffle Master, Inc.*	346,200	9,065,247
		23,692,329
Motor Vehicle Parts - 1.73%
LKQ Corporation*	414,800	9,521,734

Multiple Industry - 0.95%
DealerTrack Holdings, Inc.*	177,600	5,218,776

Petroleum -- International - 1.91%
Newfield Exploration Company*	229,900	10,563,905

Petroleum -- Services - 4.46%
Dril-Quip, Inc.*	275,800	10,800,328
Hydril Company*	113,200	8,505,848
Oceaneering International, Inc.*	133,900	5,315,830
		24,622,006
Publishing - 0.51%
Getty Images, Inc.*	66,000	2,826,120

Railroad - 1.93%
Westinghouse Air Brake Technologies Corporation	351,300	10,672,494

Restaurants - 1.41%
P.F. Chang's China Bistro, Inc.*	105,300	4,039,834
Panera Bread Company, Class A*	66,600	3,725,271
		7,765,105
Retail -- Specialty Stores - 0.93%
Urban Outfitters, Inc.*	222,600	5,128,704

Security and Commodity Brokers - 0.93%
Evergreen Energy Inc.*	520,600	5,148,734

Timesharing and Software - 11.14%
Blackboard Inc.*	388,200	11,655,705
CoStar Group, Inc.*	162,800	8,718,754
Digitas Inc.*	884,800	11,860,744
FactSet Research Systems, Inc.	196,525	11,099,732
Per-Se Technologies, Inc.*	406,400	11,287,760
WebEx Communications, Inc.*	195,700	6,823,081
		61,445,776

TOTAL COMMON STOCKS AND WARRANTS - 92.15%		$508,488,465

(Cost: $420,161,419)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 3.04%
BP Capital Markets p.l.c.,
5.27%, 1-2-07	$5,000	4,999,268
Kitty Hawk Funding Corp.,
5.32%, 1-16-07	9,061	9,040,915
PACCAR Financial Corp.,
5.26%, 1-12-07	2,760	2,755,564
		16,795,747
Health Care -- General - 0.91%
Johnson & Johnson,
5.22%, 1-12-07	5,000	4,992,025

Household -- General Products - 2.72%
Clorox Co.,
5.3%, 1-11-07	5,000	4,992,639
Procter & Gamble Company (The),
5.27%, 1-10-07	10,000	9,986,825
		14,979,464
Utilities -- Electric - 0.64%
Detroit Edison Co.,
5.37%, 1-5-07	1,553	1,552,073
PacifiCorp,
5.35%, 1-23-07	2,000	1,993,461
		3,545,534
Utilities -- Gas and Pipeline - 0.54%
Michigan Consolidated Gas Co.
5.36%, 1-3-07	3,000	2,999,107

TOTAL SHORT-TERM SECURITIES - 7.85%		$43,311,877

(Cost: $43,311,877)

TOTAL INVESTMENT SECURITIES - 100.00%		$551,800,342

(Cost: $463,473,296)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.
**Not shown due to rounding.
(A)Security valued in good faith by the Valuation Committee appointed by the Board of Directors.

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At December 31, 2006, the total value of this security amounted to 0.0% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: March 1, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: March 1, 2007